Consolidated Statement of Cash Flows - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net decrease in net assets from operations		$ (2,665,888)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in unrealized fair value of warrants	[1]	(3,571,824)	$ (1,441,461)
Change in unrealized fair value on investments		4,753,258	28,483,048
Purchase of investments		(11,312,703)
Return of capital from investments		229,613
Changes in operating assets and liabilities:
Increase in management fee payable		427,369
Increase in fund administration fee payable		133,262
Increase in professional fees payable		111,649
Increase in trustee fees payable		56,250
Decrease in other fees payable		(20,611)
Decrease in interest receivable		43,973
Decrease in deferred offering costs		72,170
Increase in prepaid insurance		(2,569)
Increase in payable to Shareholder		75,000
Decrease due to Organizer		(204,749)
Net cash used in operating activities		(12,025,800)
Cash, beginning of period		12,025,800
Cash, end of period		$ 0	$ 12,025,800

[1]	After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.